Taxes (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Income before IRPJ and CSLL	R$ 950,199	R$ 5,118,677	R$ 5,119,537
(-) Equity in income	(478,576)	(366,315)	(193,547)
Income after IRPJ and CSLL	471,623	4,752,362	4,925,990
IRPJ and CSLL (34%)	(160,352)	(1,615,803)	(1,674,837)
Tax effects on:
Interest on equity (JSCP)	335,697	226,928	276,808
Dividends	250	437	243
Non deductible expenses	(26,221)	(25,336)	(17,133)
Tax incentives	13,767	43,720	28,572
Unrecognized tax loss and negative basis of CSLL	(128,661)	(29,002)	(39,421)
Setting up and/or offset of income tax and social contribution losses of prior years		85,723
Difference between tax bases of deemed profit and taxable profit	35,677	49,638	121,242
Effect of non taxable monetary variation (Selic) on undue tax payments	100,282
Others	28,683	4,063	19,161
Current IRPJ and CSLL	(429,267)	(469,226)	(1,260,469)
Deferred IRPJ and CSLL	R$ 628,389	R$ (790,406)	R$ (24,896)
Effective rate - %	(42.20%)	26.50%	26.10%